Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 120,395	R$ 146,705	R$ 137,085
Not later than one year
Lease maturity
Lease financial liabilities (Note 24 a)	6,016	2,890
Later than one year and not later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	10,431	26,009
Later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 103,948	R$ 117,806